Loan interest income	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Loan interest income
Note 14: Loan interest income

During 2017, the Bank made the determination to reclassify loan interest on commercial real estate loans from contractual interest earned on other loans to contractual interest earned on mortgages in the following table. The prior years classification presented below was revised to properly present the disclosure accordingly.

	Year ended
Contractual interest	December 31, 2017	December 31, 2016	December 31, 2015
Contractual interest earned on mortgages	125,980	122,541	121,694
Contractual interest earned on other loans	57,591	62,788	62,006
Subtotal contractual interest earned	183,571	185,329	183,700

Amortization
Amortization of fair value hedge	(722)	(1,120)	(1,471)
Amortization of loan origination fees (net of amortized costs)	4,171	3,791	4,257
Total loan interest income	187,020	188,000	186,486

Balance of unamortized fair value hedge included in loans as at year end	2,493	3,215	4,335
Balance of unamortized loan fees included in loans as at year end	9,364	6,313	7,319